Income Taxes Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Other comprehensive income, tax effect	$ 1,300,000,000	$ (2,524,000,000)	$ 1,442,000,000
Deferred tax assets valuation allowance	426,000,000	457,000,000
Net operating loss related to deferred tax assets	631,000,000
Expiration date of tax credit carryforwards	Dec. 31, 2034
Undistributed foreign earnings	1,800,000,000
Income tax liability related to undistributed foreign earnings	513,000,000
Unrecognized tax benefits	5,002,000,000	5,528,000,000	6,069,000,000
Unrecognized tax benefits that would impact the effective tax rate	3,100,000,000
Unrecognized Tax Benefits Related To Income Tax Positions On Temporary Differences	1,900,000,000
Accrued interest and penalties	660,000,000	832,000,000
Recognized Interest and Penalties Expense (Benefit)	(142,000,000)	69,000,000
Possible decrease in unrecognized tax benefits (up to $700 million)	$ 700,000,000